Balances and transactions with related parties: Receivable/Payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related parties:
Payables to related parties	$ (101,266)	$ (178,294)
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V.
Related parties:
Payables to related parties	$ (101,266)	$ (178,294)